                                                      Deutsche Asset Management


Lifecycle Short Range Fund -- Investment Class, Lifecycle Mid Range Fund -- Investment Class and Lifecycle Long Range Fund -- Investment Class

Supplement dated April 30, 2001 to Prospectus dated June 30, 2000

The prospectus is supplemented to reflect a change in the Funds' investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Funds or the fees payable under the investment advisory agreement.

The prospectus is also supplemented to reflect that the Fund's Investment Class shares are only available for purchase if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer of other financial institution. All references in the prospectus to establishing a shareholder account in the Fund's Investment Class shares through the Deutsche Asset Management Service Center, as well as any references to shareholder services performed by the Service Center for such account, are hereby omitted.

The following replaces the `Management of the Funds - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Funds' investment adviser. As investment adviser, DeAM, Inc. makes the Funds' investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the `Dividends and Distributions' section:

If a Fund earns net investment income, its policy is to distribute to shareholders all or substantially all of that income quarterly. If a Fund recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that capital gain at least annually. A Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in a Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                                               TAX STATUS
Your sale of shares                                       Generally, long-term
owned more than one year                                  capital gains or losses

Your sale of shares                                       Generally, short-term capital gains or losses; losses
owned for one year or less                                subject to special rules

You must provide your social security number or other taxpayer identification number to a Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if a Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
      Non-retirement account                                                                                     $  500
      IRA account                                                                                                $    0

Accounts opened through a service agent may have different minimum investment amounts. A Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

Shares of Lifecycle Short Range Fund and Lifecycle Mid Range Fund may be purchased without regard to the investment minimums by a Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deustsche Bank AG and its affiliates, their spouses and minor children.

The following replaces the second sentence in the selling by mail section of the `Buying and Selling Fund Shares - Two Ways to Buy and Sell Shares in Your Account' section:

You must leave at least $500 invested in your non-retirement account to keep it open.

The following replaces the `Regular Investments' bullet under the `Buying and Selling Fund Shares - Special Shareholder Services' section:

 . Regular Investments: You can make regular investments automatically from your checking account bi-weekly, monthly, quarterly or semi-annually.


               Please Retain This Supplement for Future Reference

BT Investment Funds
SUPPLIFE (4/01)
CUSIPs: 055922827      055922835       055922843

                                                      Deutsche Asset Management

Mid Cap Fund -- Institutional Class

Supplement dated April 30, 2001 to Prospectus dated January 29, 2001

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.



                                                       A Member of the
                                                       Deutsche Bank Group [/]

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                                               TAX STATUS
Your sale of shares                                       Generally, long-term
owned more than one year                                  capital gains or losses

Your sale of shares                                       Generally, short-term capital gains or losses; losses
owned for one year or less                                subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sales of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.


              Please Retain This Supplement for Future Reference


BT Investment Funds
SUPP1725 (4/01)
CUSIP: 055922637

                                                     Deutsche Asset Management


Mid Cap Fund -- Investment Class

Supplement dated April 30, 2001 to Prospectus dated January 29, 2001

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

The prospectus is also supplemented to reflect that the Fund's Investment Class shares are only available for purchase if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer of other financial institution. All references in the prospectus to establishing a shareholder account in the Fund's Investment Class shares through the Deutsche Asset Management Service Center, as well as any references to shareholder services performed by the Service Center for such account, are hereby omitted.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                                               TAX STATUS
Your sale of shares                                       Generally, long-term
owned more than one year                                  capital gains or losses

Your sale of shares                                       Generally, short-term capital gains or losses; losses
owned for one year or less                                subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
      Non-retirement account                                                                                     $  500
      IRA account                                                                                                $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following replaces the second sentence in the selling by mail section of the `Buying and Selling Fund Shares - Two Ways to Buy and Sell Shares in Your Account' section:

You must leave at least $500 invested in your non-retirement account to keep it open.


The following replaces the `Regular Investments' bullet under the `Buying and Selling Fund Shares - Special Shareholder Services' section:

 . Regular Investments: You can make regular investments automatically from your checking account bi-weekly, monthly, quarterly or semi-annually.


               Please Retain This Supplement for Future Reference


BT Investment Funds
SUPP1665 (4/01)
CUSIP: 055922819

                                                      Deutsche Asset Management


PreservationPlus Income Fund

Supplement dated April 30, 2001 to Prospectus dated January 29, 2001

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.70% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


              Please Retain This Supplement for Future Reference


BT Investment Funds
SUPP1722 (04/01)
CUSIP: 055922660


                                                        A Member of the
                                                        Deutsche Bank Group [/]

                                                     Deutsche Asset Management


Small Cap - Investment Class

Supplement dated April 30, 2001 (Replacing Supplement dated March 5, 2001) to Prospectus dated January 29, 2001

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

The prospectus is also supplemented to reflect that the Fund's Investment Class shares are only available for purchase if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer of other financial institution. All references in the prospectus to establishing a shareholder account in the Fund's Investment Class shares through the Deutsche Asset Management Service Center, as well as any references to shareholder services performed by the Service Center for such account, are hereby omitted.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

                                                        A Member of the
                                                        Deutsche Bank Group [/]

Effective March 5, 2001, the following replaces the `Portfolio Managers' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986 and the Fund at its inception.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sector.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sectors.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  19 years of financial industry experience.
 .  MBA from New York University's Stern School of Business.

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                                               TAX STATUS
Your sale of shares                                       Generally, long-term
owned more than one year                                  capital gains or losses

Your sale of shares                                       Generally, short-term capital gains or losses; losses
owned for one year or less                                subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                                                                               $2,000
Subsequent investments                                                                                           $  100
IRA account, initial investment                                                                                  $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares            $  500

Automatic investing plan, initial investment                                                                     $  250
      Bi-weekly or monthly plan subsequent investments                                                           $  100
      Quarterly plan subsequent investments                                                                      $  250
      Semi-annual plan subsequent investments                                                                    $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)              $    0

Account balance:
      Non-retirement account                                                                                     $  500
      IRA account                                                                                                $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

Shares of the Fund may be purchased without regard to the investment minimums by a Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

The following replaces the second sentence in the selling by mail section of the `Buying and Selling Fund Shares - Two Ways to Buy and Sell Shares in Your Account' section:

You must leave at least $500 invested in your non-retirement account to keep it open.

The following replaces the `Regular Investments' bullet under the `Buying and Selling Fund Shares - Special Shareholder Services' section:

 . Regular Investments: You can make regular investments automatically from your checking account bi-weekly, monthly, quarterly or semi-annually.


               Please Retain This Supplement for Future Reference


BT Investment Funds
SUPP1698 (4/01)
CUSIP: 055922769

                                                      Deutsche Asset Management


BT Investment Funds
Mid Cap Fund, Lifecycle Long Range Fund, Lifecycle Mid Range Fund, Lifecycle Short Range Fund, Small Cap Fund and PreservationPlus Income Fund

BT Pyramid Mutual Funds
Asset Management Fund and PreservationPlus Fund

Supplement dated April 30, 2001 (Replacing Supplement dated January 24, 2001, as applicable) to each Fund's current Statement of Additional Information

The statement of additional information is supplemented to reflect a change in the Portfolio's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the statement of additional information to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Portfolio or the fees payable under the investment advisory agreement.

The following replaces the `Management of the Trust and Portfolio Trust -- Officers of the Trust and Portfolio Trust' section in each Fund's Statement of Additional Information:

                   Trustees of the Trust and Portfolio Trust

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines (`IBM') and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Trustee, Phoenix Zweig Series Trust/2/; Trustee, Phoenix Euclid Market Neutral Fund2; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (USA) International; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


                                                        A Member of the
                                                        Deutsche Bank Group [/]



------------------------
/1/ The `Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.
/2/ An investment company registered under the Investment Company Act of 1940, as amended.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director, Thai Capital Fund, Inc./2/; Director, Singapore Fund, Inc./2/ His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of the Trust; Trustee/President of each of the other investment companies advised by DeAM, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

* `Interested Person' within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to present); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to present)/3/; Retired; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


------------------------
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.


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

                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of the Trustee; Secretary/Vice President of each of the other investment companies advised by DeAM, Inc. or it affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to
1998).  His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust, Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, Pricewaterhousecoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, Inc. or an affiliate serves as the principal underwriter.

The following supplements the `Investment Adviser' section:

                              Investment Adviser

On April 30, 2001, the Portfolio's investment adviser changed from DeAM, Inc. to Bankers Trust. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.


              Please Retain This Supplement for Future Reference


[Product Code] (4/01)

CUSIPs:
055922637          055922819          055922843         055922835
055922827          055927269          055922660         055847404
055847818          055847826          055847834


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